Offerings - Offering: 1	Oct. 31, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.25% Senior Notes Due 2032
Amount Registered	550,000,000
Proposed Maximum Offering Price per Unit	0.99934
Maximum Aggregate Offering Price	$ 549,637,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 84,149.42
Offering Note
1.
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-281010) in accordance with Rule 457(r) under the Securities Act of 1933, as amended.